LOANS, FINANCING, DEBENTURES AND LEASES - Summary of Funding and Payments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	R$ 5,199,080	R$ 11,389,326
Write-offs (payments), Principal	(5,297,688)	(3,696,660)	R$ (2,893,219)
Write-offs (payments), Financial charges	(781,092)	(746,986)	R$ (494,931)
Write-offs (payments), Total	(6,078,780)	(4,443,646)
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(48,645)	(1,564,258)
Write-offs (payments), Financial charges	(1,972)	(95,158)
Write-offs (payments), Total	(50,617)	(1,659,416)
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic)
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(8,849)	(1,549,335)
Write-offs (payments), Financial charges	(111)	(91,939)
Write-offs (payments), Total	(8,960)	(1,641,274)
BNB
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(39,796)	(14,923)
Write-offs (payments), Financial charges	(1,861)	(3,219)
Write-offs (payments), Total	(41,657)	(18,142)
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,025,583)	(66,830)
Write-offs (payments), Financial charges	(123,202)	(201,516)
Write-offs (payments), Total	(1,148,785)	(268,346)
1st issue - Minas Comunica
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(25,583)	(25,583)
Write-offs (payments), Financial charges	(1,995)	(1,761)
Write-offs (payments), Total	(27,578)	(27,344)
4th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal		(41,247)
Write-offs (payments), Financial charges		(1,650)
Write-offs (payments), Total		(42,897)
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Financial charges	(88,819)	(135,242)
Write-offs (payments), Total	(88,819)	(135,242)
6th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,000,000)
Write-offs (payments), Financial charges	(32,388)	(62,863)
Write-offs (payments), Total	(1,032,388)	(62,863)
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	370,538	967,313
Write-offs (payments), Principal	(970,029)	(506,407)
Write-offs (payments), Financial charges	(47,703)	(34,816)
Write-offs (payments), Total	(1,017,732)	(541,223)
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	4,828,542	10,422,013
Write-offs (payments), Principal	(2,909,214)	(1,559,165)
Write-offs (payments), Financial charges	(502,537)	(415,496)
Write-offs (payments), Total	(3,411,751)	R$ (1,974,661)
Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(344,217)
Write-offs (payments), Financial charges	(105,678)
Write-offs (payments), Total	R$ (449,895)